Average Annual Total Returns - Prospectus #3 - Calvert Green Bond Fund	ICE BofA Green Bond Index - Hedged USD One Year	ICE BofA Green Bond Index - Hedged USD Five Years	ICE BofA Green Bond Index - Hedged USD Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	6.68%	5.13%	4.55%	2.99%	3.56%	2.98%	2.24%	2.62%	2.09%	1.76%	2.37%	1.92%	7.18%	4.68%	3.88%	7.30%	4.71%	3.90%	Feb. 01, 2019